Expense Example {- Fidelity Freedom Index 2005 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2005 Fund	May 28, 2022 USD ($)
Institutional Premium Class
Expense Example:
1 year	$ 8
3 years	26
5 years	45
10 years	103
Premier Class
Expense Example:
1 year	6
3 years	19
5 years	34
10 years	$ 77